Updating Summary Prospectus
ONcore Lite II Variable Annuity
Issued by
AuguStar® Life Insurance Company
through
AuguStar Variable Account A
May 1, 2026
This updating summary prospectus summarizes certain changes to key features of the ONcore Lite II Variable Annuity contract. This Updating Summary Prospectus also provides a summary of ONcore Lite II features that have changed since April 30, 2025.
The prospectus for the contract contains more information, such as the contract’s features, benefits, and risks. An updated prospectus for ONcore Lite II Variable Annuity can be found at augustarfinancial.com/variableproducts.
You can also obtain this information at no cost by calling 888.925.6446, writing to One Financial Way Montgomery, Ohio 45242 or sending an email request to AnnuityService@augustarfinancial.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Form 8577.1-USP

Glossary
AuguStar Life – AuguStar® Life Insurance Company, the depositor of the contract.
Contract Value – Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA account.
DCA – Dollar cost averaging.
Enhanced DCA Account – An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.
Fixed Accumulation Account – A subset of our general account that guarantees a fixed return for a specified period of time and guarantees the principal against loss.
Fund – A mutual fund in which subaccount assets may be invested. See Appendix A.
Subaccount – A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.
Surrender – To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.
Valuation Period – The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.
VAA – AuguStar Variable Account A, a separate account of AuguStar Life consisting of assets segregated from AuguStar Life 's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.
We, Us, Our – We, us and our refer to AuguStar Life.
You – You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.
Form 8577.1-USP

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 30, 2025. This may not reflect all of the changes that have occurred since you purchased your contract.
Fee Changes
The following shows the minimum and maximum total operating expenses deducted from the assets of the Funds (before any fee waiver or expense reimbursement):
Annual Fee	Minimum	Maximum
Investment options(Fund fees and expenses)	0.35%	3.38%
Fund Changes
●
Effective December 5, 2025, the following fund changes took place.
●
AVIP Federated Core Plus Bond Portfolio was renamed to AVIP Core Plus Bond Portfolio. Federated Investment Management Company was removed as subadviser.
●
AVIP Federated High Income Bond Portfolio was renamed to AVIP High Income Bond Portfolio. Federated Investment Management Company was removed as subadviser.
●
Macquarie VIP Asset Strategy Series was renamed to Nomura VIP Asset Strategy Series. Securian Asset Management, Inc. was removed as subadviser and replaced with Macquarie Investment Management Austria Kapitalanlage AG.
●
Macquarie VIP Natural Resources Series was renamed to Nomura VIP Natural Resources Series. Securian Asset Management, Inc. was removed as subadviser and replaced with Van Eck Associates Corporation and Macquarie Investment Management Global Limited.
●
Macquarie VIP Science and Technology Series was renamed to Nomura VIP Science and Technology Series. Securian Asset Management, Inc. was removed as subadviser and replaced with Macquarie Investment Management Global Limited.
●
On October 10, 2025, the following fund substitutions took place.
●
Lazard Retirement US Small Cap Equity Select Portfolio, AB VPS Small Cap Growth Portfolio, Royce Small-Cap Portfolio, and Royce Micro-Cap Portfolio were replaced by AVIP AB Small Cap Portfolio.
●
Janus Henderson Flexible Bond Portfolio was replaced by AVIP Bond Portfolio.
●
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio were replaced with AVIP AB Mid Cap Core Portfolio.
●
Goldman Sachs U.S. Equity Insights Fund was replaced with AVIP S&P 500® Index Portfolio.
●
Fidelity® VIP Growth Portfolio was replaced with AVIP Fidelity Institutional AM® Equity Growth Portfolio.
●
Franklin VolSmart Allocation VIP Fund, Goldman Sachs Trend Driven Allocation Fund, and Lazard Retirement Global Dynamic Multi-Asset Portfolio were replaced with AVIP Constellation Dynamic Risk Balanced Portfolio.
●
On October 17, 2025, the following fund substitutions took place.
●
Fidelity® VIP Target Volatility Portfolio and AB VPS Global Risk Allocation-Moderate Portfolio were replaced with AVIP Constellation Managed Risk Moderate Growth Portfolio.
●
AB VPS Relative Value Portfolio was replaced with AVIP AB Relative Value Portfolio
●
On October 10, 2025, AVIP AB Relative Value Portfolio was added as an investment option.
Form 8577.1-USP

Important Information You Should Consider About the Contract
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your contract within 4 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of total purchase payment, minus all previous withdrawals, during the first three years, declining down to 0% over the 4 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if you also have to pay taxes or tax penalties. During each contract year, you may withdraw not more than 10% of the Contract
Value (as of the day of the first withdrawal made during that contract year) without a surrender charge.
Fees and Expenses; and Deductions and Expenses – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).
Fees and Expenses; and Deductions and Expenses – Withdrawal Fee and Transfer Fee
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees and Expenses; and Deductions and Expenses; and Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	1. Base Contract	1.50%[1]	1.50%[1]
	2. Investment options (Fund fees and expenses)	0.35%[2]	3.19%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.65%[3]
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

As a percentage of average Contract Value in the separate account.

As a percentage of average Fund net assets.

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the GMIB Plus with Annual Reset (2008) without investment restrictions, calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.
Form 8577.1-USP

Lowest Annual Cost Estimate: $1,629	Highest Annual Cost Estimate: $6,511

Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract classes and Fund fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of contract
classes, optional benefits, and Fund fees and
expenses
●No sales charges
●No additional purchase payments, transfers
or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawals may result in surrender charges, taxes, and tax
penalties.
Surrender charges apply for 4 years following your last purchase payment. They will reduce the value of your contract if you
withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in this contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options you choose.
Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.
You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the
claims-paying ability of AuguStar Life. More information about
AuguStar Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.
Principal Risks of Investing in the Contract
Form 8577.1-USP

RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes. We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.
We reserve the right to limit transfers in circumstances of frequent or large transfers.
We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.
Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period Transfers Among Subacccounts; Accumulation Period - Purchase Payments
Are There any Restrictions on Contract Benefits?
Yes. Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the investment restrictions in the future, including limiting the investment options available with the optional benefit. Certain optional benefits could limit subsequent purchase payments.
Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value
withdrawn, which could significantly reduce the value of or even terminate the benefit.
Death Benefit – Basic Death Benefit; Death Benefit –Optional Death Benefit Riders and Optional Living Benefit Riders

TAXES	Location in Prospectus
What Are the Contract’s Tax Implications?
Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this
contract.
If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Status

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.
AuguStar Life Insurance Company
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than
continue to own your existing contract.
N/A
Form 8577.1-USP

Appendix A – Funds Available Under the Contract
Variable Options. The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at augustarfinancial.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@augustarfinancial.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AVIP AB Mid Cap Core Portfolio (Class I)(3) Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.92%	6.42%	4.97%	9.99%
Equity	AVIP AB Relative Value Portfolio (Class I)(8) Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.74%	10.11%	N/A	N/A
Equity	AVIP AB Small Cap Portfolio (Class I)(1) Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.86%	4.89%	1.53%	8.67%
Allocation	AVIP Balanced Model Portfolio (Class I) Adviser: Constellation Investments, Inc.	0.98%	13.80%	5.87%	N/A
Equity	AVIP BlackRock Advantage International Equity Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.88%	33.04%	10.56%	8.33%
Equity	AVIP BlackRock Advantage Large Cap Core Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.70%	20.20%	14.57%	13.59%
Equity	AVIP BlackRock Advantage Large Cap Growth Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.71%	21.51%	13.88%	15.52%
Equity	AVIP BlackRock Advantage Large Cap Value Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.75%	18.44%	12.15%	9.82%
Equity	AVIP BlackRock Advantage Small Cap Growth Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.92%	14.14%	3.08%	9.71%
Form 8577.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	AVIP BlackRock Balanced Allocation Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.57%	16.61%	10.40%	10.82%
Fixed Income	AVIP Bond Portfolio (Class I)(2) Adviser: Constellation Investments, Inc.	0.61%	7.67%	-0.06%	3.36%
Allocation	AVIP Constellation Dynamic Risk Balanced Portfolio (Class I)(6) Adviser: Constellation Investments, Inc.	0.87%	12.44%	4.92%	8.94%
Allocation	AVIP Constellation Managed Risk Balanced Portfolio (Class I) Adviser: Constellation Investments, Inc.	0.64%	13.29%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Growth Portfolio (Class I) Adviser: Constellation Investments, Inc.	0.65%	15.92%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Moderate Growth Portfolio (Class I)(7) Adviser: Constellation Investments, Inc.	0.63%	14.75%	N/A	N/A
Fixed Income	AVIP Core Plus Bond Portfolio (Class I)(9) Adviser: Constellation Investments, Inc.	0.59%	6.60%	-0.36%	N/A
Equity	AVIP Fidelity Institutional AM® Equity Growth Portfolio (Class I)(5) Adviser: Constellation Investments, Inc. Subadviser: FIAM LLC	0.77%	15.35%	10.70%	15.69%
Allocation	AVIP Growth Model Portfolio (Class I) Adviser: Constellation Investments, Inc.	1.01%	17.78%	8.85%	N/A
Fixed Income	AVIP High Income Bond Portfolio (Class I)(10) Adviser: Constellation Investments, Inc.	0.88%	8.31%	3.85%	5.77%
Equity	AVIP Intech U.S. Low Volatility Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: Intech Investment Management LLC	0.62%	12.23%	N/A	N/A
Allocation	AVIP Moderate Growth Model Portfolio (Class I) Adviser: Constellation Investments, Inc.	0.97%	15.81%	7.58%	N/A
Allocation	AVIP Moderately Conservative Model Portfolio (Class I) Adviser: Constellation Investments, Inc.	1.03%	11.43%	4.22%	N/A
Equity	AVIP Nasdaq-100® Index Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management LLC	0.44%	20.54%	14.85%	19.20%
Form 8577.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AVIP S&P 500® Index Portfolio (Class I)(4) Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management LLC	0.38%	17.43%	13.99%	14.37%
Equity	AVIP S&P MidCap 400® Index Portfolio (Class I) Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management LLC	0.41%	7.08%	8.57%	9.16%
Equity	BNY Mellon Appreciation Portfolio (Service Class) Adviser: BNY Mellon Investment Adviser, Inc.	1.10%	9.78%	9.08%	12.63%
Equity	Federated Hermes Kaufmann Fund II (Service Class) Adviser: Federated Global Investment Management Corp.	1.79%*	11.26%	1.26%	9.61%
Equity	Fidelity® VIP Equity-Income PortfolioSM (Service Class 2) Adviser: Fidelity Management & Research Company	0.71%	18.75%	12.23%	11.32%
Capital Preservation	Fidelity® VIP Government Money Market Portfolio (Service Class) Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	0.35%	4.03%	3.02%	1.95%
Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.80%	11.49%	9.83%	10.31%
Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.85%	2.90%	3.98%	3.61%
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc. Subadviser: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, ClearBridge Investments, LLC, Brandywine Global Investment Management, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%*	12.53%	5.60%	7.19%
Equity	Franklin DynaTech VIP Fund (Class 2)¶ Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Equity	Franklin DynaTech VIP Fund (Class 4)¶ Adviser: Franklin Advisers, Inc.	0.98%	17.90%	8.96%	13.95%
Form 8577.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Franklin Income VIP Fund (Class 2)¶ Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Allocation	Franklin Income VIP Fund (Class 4)¶ Adviser: Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Equity	Franklin Templeton Foreign VIP Fund (Class 2)¶ Adviser: Templeton Investment Counsel, LLC	1.08%*	29.19%	8.25%	5.75%
Equity	Franklin Templeton Foreign VIP Fund (Class 4)¶ Adviser: Templeton Investment Counsel, LLC	1.18%*	28.97%	8.14%	5.64%
Equity	Goldman Sachs Strategic Growth Fund (Institutional Class)** Adviser: Goldman Sachs Asset Management, L.P.	0.71%*	17.92%	12.76%	16.43%
Equity	Goldman Sachs Strategic Growth Fund (Service Class)** Adviser: Goldman Sachs Asset Management, L.P.	0.96%*	17.58%	12.48%	16.14%
Equity	Goldman Sachs U.S. Equity Insights Fund (Service Class)** Adviser: Goldman Sachs Asset Management, L.P.	0.77%*	15.49%	13.57%	13.49%
Equity	Invesco V.I. Comstock Fund (Series I)† Adviser: Invesco Advisers, Inc.	0.75%	17.44%	15.44%	11.95%
Equity	Invesco V.I. EQV International Equity Fund (Series II) Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Allocation	Janus Henderson Balanced Portfolio (Service Class)^^ Adviser: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Equity	Janus Henderson Global Research Portfolio (Service Class)^^ Adviser: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Equity	Janus Henderson Overseas Portfolio (Service Class)^^ Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Equity	Janus Henderson Research Portfolio (Service Class)^^ Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Class) Adviser: Lazard Asset Management LLC	1.38%*	41.77%	10.76%	9.35%
Form 8577.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lazard Retirement International Equity Portfolio (Service Class) Adviser: Lazard Asset Management LLC	1.10%*	33.12%	7.95%	6.82%
Equity	LVIP ClearBridge Variable Dividend Strategy Portfolio (Standard Class)(14)‡ Adviser: Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC(14)	0.75%*	12.62%	11.86%	12.45%
Equity	LVIP ClearBridge Variable Large Cap Value Portfolio (Standard Class)(15)‡ Adviser: Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC(15)	0.72%*	10.20%	10.11%	10.01%
Equity	LVIP JPMorgan Small Cap Core Fund (Standard Class)^ Adviser: Lincoln Financial Investments Corporation Subadviser: J.P. Morgan Investment Management Inc.	0.77%	10.27%	6.40%	8.95%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	0.97%*	9.61%	9.74%	13.98%
Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.06%*	3.40%	3.03%	11.32%
Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86%*	10.91%	6.16%	7.36%
Equity	Morgan Stanley VIF Growth Portfolio (Class II) Adviser: Morgan Stanley Investment Management, Inc.	0.82%*	35.38%	3.15%	17.46%
Allocation	Nomura VIP Asset Strategy Series (Service Class)(11) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG(11)	0.77%*	16.66%	7.07%	7.84%
Form 8577.1-USP

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nomura VIP Natural Resources Series (Service Class)(12) Adviser: Delaware Management Company Subadviser: Van Eck Associates Corporation and Macquarie Investment Management Global Limited(12)	1.12%*	37.75%	15.73%	6.94%
Equity	Nomura VIP Science and Technology Series (Service Class)(13) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited(13)	1.15%	33.36%	13.71%	17.20%
Real Assets	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC	1.15%	12.75%	0.15%	2.46%
Fixed Income	PIMCO Low Duration Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Fixed Income	PIMCO Short-Term Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC	0.65%	4.67%	3.25%	2.76%
*
Annual expenses reflect temporary fee reductions.
^
Available only in contracts with value allocated to this Fund as of May 1, 2023.
†
Available before May 1, 2007.
‡
Available only in contracts with value allocated to this Fund as of April 24, 2026.
¶
Class 4 for contracts applied for on or after May 1, 2008. Class 2 for contracts applied for before May 1, 2008.
**
Service Shares for contracts applied for on or after May 1, 2008. Institutional Shares for contracts applied for before May 1, 2008.
^^
Service shares for contracts applied for on or after May 1, 2000.
(1)
On October 10, 2025, Lazard Retirement US Small Cap Equity Select Portfolio, AB VPS Small Cap Growth Portfolio, Royce Small-Cap Portfolio, and Royce Micro-Cap Portfolio were replaced by AVIP AB Small Cap Portfolio.
(2)
On October 10, 2025, Janus Henderson Flexible Bond Portfolio was replaced by AVIP Bond Portfolio.
(3)
On October 10, 2025, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio was replaced with AVIP AB Mid Cap Core Portfolio.
(4)
On October 10, 2025, Goldman Sachs U.S. Equity Insights Fund was replaced with AVIP S&P 500® Index Portfolio.
Form 8577.1-USP

(5)
On October 10, 2025, Fidelity® VIP Growth Portfolio was replaced with AVIP Fidelity Institutional AM® Equity Growth Portfolio.
(6)
On October 10, 2025, Franklin VolSmart Allocation VIP Fund, Goldman Sachs Trend Driven Allocation Fund, and Lazard Retirement Global Dynamic Multi-Asset Portfolio were replaced with AVIP Constellation Dynamic Risk Balanced Portfolio.
(7)
On October 17, 2025, Fidelity® VIP Target Volatility Portfolio and AB VPS Global Risk Allocation-Moderate Portfolio were replaced with AVIP Constellation Managed Risk Moderate Growth Portfolio.
(8)
On October 17, 2025, AB VPS Relative Value Portfolio was replaced with AVIP AB Relative Value Portfolio.
(9)
On December 5, 2025, AVIP Federated Core Plus Bond Portfolio was renamed to AVIP Core Plus Bond Portfolio. Federated Investment Management Company was removed as subadviser.
(10)
On December 5, 2025, AVIP Federated High Income Bond Portfolio was renamed to AVIP High Income Bond Portfolio. Federated Investment Management Company was removed as subadviser.
(11)
On December 5, 2025, Macquarie VIP Asset Strategy Series was renamed to Nomura VIP Asset Strategy Series. Securian Asset Management, Inc. was removed as subadviser and replaced with Macquarie Investment Management Austria Kapitalanlage AG.
(12)
On December 5, 2025, Macquarie VIP Natural Resources Series was renamed to Nomura VIP Natural Resources Series. Securian Asset Management, Inc. was removed as subadviser and replaced with Van Eck Associates Corporation and Macquarie Investment Management Global Limited.
(13)
On December 5, 2025, Macquarie VIP Science and Technology Series was renamed to Nomura VIP Science and Technology Series. Securian Asset Management, Inc. was removed as subadviser and replaced with Macquarie Investment Management Global Limited.
(14)
On April 24, 2026, ClearBridge Variable Dividend Strategy Portfolio was renamed LVIP ClearBridge Variable Dividend Strategy Fund. Class I was changed to Standard Class. Legg Mason Partners Fund Advisor, LLC was removed as adviser and replaced with Lincoln Financial Investments Corporation.
(15)
On April 24, 2026, ClearBridge Variable Large Cap Value Portfolio was renamed LVIP ClearBridge Variable Large Cap Value Fund. Class I was changed to Standard Class. Legg Mason Partners Fund Advisor, LLC was removed as adviser and replaced with Lincoln Financial Investments Corporation.
Form 8577.1-USP

Investment Options Available with Certain Optional Riders
GLWB Preferred I.S.
Allocations:
	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%
Investment Options:
CATEGORY 1	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Managed Risk Balanced Portfolio AVIP Constellation Managed Risk Moderate Growth Portfolio
CATEGORY 2	AVIP Balanced Model Portfolio AVIP BlackRock Balanced Allocation Portfolio AVIP Intech U.S. Low Volatility Portfolio AVIP Constellation Managed Risk Growth Portfolio	Janus Henderson Balanced Portfolio MFS® Total Return Series
GLWB Plus and GPP (2012) Applied for on or after October 1, 2012
Allocations:
	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%
Investment Options:
CATEGORY 1	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Managed Risk Balanced Portfolio AVIP Constellation Managed Risk Moderate Growth Portfolio
CATEGORY 2	AVIP Balanced Model Portfolio AVIP BlackRock Balanced Allocation Portfolio AVIP Intech U.S. Low Volatility Portfolio AVIP Constellation Managed Risk Growth Portfolio	Janus Henderson Balanced Portfolio MFS® Total Return Series
Form 8577.1-USP

GLWB Plus and GPP (2012) Applied for prior to October 1, 2012
Allocations:
	Minimum	Maximum
Category 1 Investment Options	50%	100%
Category 2 Investment Options	0%	50%
Investment Options:
CATEGORY 1	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio AVIP Constellation Managed Risk Growth Portfolio
CATEGORY 2	AVIP BlackRock Balanced Allocation Portfolio AVIP Intech U.S. Low Volatility Portfolio
GLWB, GLWB (2011), GLWB (2012)
Option 1 – Select A Single Option
Allocation: 100%
Investment Options:
AVIP Moderately Conservative Model Portfolio
AVIP Balanced Model Portfolio
AVIP Moderate Growth Model Portfolio
Option 2 – Select Multiple Options
Allocations:
	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%
Form 8577.1-USP

Investment Options:
CATEGORY 1	AVIP Bond Portfolio AVIP Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2
AVIP AB Relative Value Portfolio
AVIP BlackRock Balanced Allocation Portfolio
AVIP S&P 500® Index Portfolio
AVIP BlackRock Advantage Large Cap Value
Portfolio
AVIP Nasdaq-100® Index Portfolio
AVIP BlackRock Advantage Large Cap Core
Portfolio
AVIP BlackRock Advantage Large Cap Growth
Portfolio
AVIP S&P MidCap 400® Index Portfolio
AVIP Constellation Dynamic Risk Balanced
Portfolio
AVIP Constellation Managed Risk Balanced
Portfolio
AVIP Constellation Managed Risk Moderate
Growth Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
AVIP Intech U.S. Low Volatility Portfolio
BNY Mellon Appreciation Portfolio

Fidelity® VIP Equity-Income PortfolioSM
Franklin Income VIP Fund
Franklin DynaTech VIP Fund
Franklin Allocation VIP Fund
Franklin Templeton Foreign VIP Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs U.S. Equity Insights Fund
Nomura VIP Asset Strategy
Janus Henderson Research Portfolio
Janus Henderson Balanced Portfolio
MFS® Total Return Series
MFS® Massachusetts Investors Growth Stock
Portfolio
Morgan Stanley VIF Growth Portfolio
PIMCO Global Bond Opportunities Portfolio
(Unhedged)

CATEGORY 3
AVIP BlackRock Advantage International Equity
Portfolio
AVIP Fidelity Institutional AM® Equity Growth
Portfolio
AVIP High Income Bond Portfolio
AVIP AB Mid Cap Core Portfolio
Invesco V.I. EQV International Equity Fund
Federated Hermes Kaufmann Fund II
Fidelity® VIP Mid Cap Portfolio
Janus Henderson Overseas Portfolio Janus Henderson Global Research Portfolio Lazard Retirement International Equity Portfolio MFS® Mid Cap Growth Series
CATEGORY 4	AVIP AB Small Cap Portfolio AVIP BlackRock Advantage Small Cap Growth Portfolio Fidelity® VIP Real Estate Portfolio Nomura VIP Natural Resources Nomura VIP Science and Technology	Lazard Retirement Emerging Markets Equity Portfolio MFS® New Discovery Series PIMCO CommodityRealReturn® Strategy Portfolio
GMIB Plus with Annual Reset (2009)
Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account. Any portion that is not allocated to the Fixed Accumulation Account must be allocated in accordance with Option 1 or 2.
Option 1 – Select A Single Option
Allocation: 100%
Investment Options:
AVIP Moderately Conservative Model Portfolio
AVIP Balanced Model Portfolio
AVIP Moderate Growth Model Portfolio
Form 8577.1-USP

Option 2 – Select Multiple Options
Allocations:
	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%
Investment Options:
CATEGORY 1	AVIP Bond Portfolio AVIP Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2
AVIP AB Relative Value Portfolio
AVIP BlackRock Balanced Allocation Portfolio
AVIP S&P 500® Index Portfolio
AVIP BlackRock Advantage Large Cap Value
Portfolio
AVIP Nasdaq-100® Index Portfolio
AVIP BlackRock Advantage Large Cap Core
Portfolio
AVIP BlackRock Advantage Large Cap Growth
Portfolio
AVIP S&P MidCap 400® Index Portfolio
AVIP Constellation Dynamic Risk Balanced
Portfolio
AVIP Constellation Managed Risk Balanced
Portfolio
AVIP Constellation Managed Risk Moderate
Growth Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
AVIP Intech U.S. Low Volatility Portfolio
BNY Mellon Appreciation Portfolio

Fidelity® VIP Equity-Income PortfolioSM
Franklin Income VIP Fund
Franklin DynaTech VIP Fund
Franklin Allocation VIP Fund
Franklin Templeton Foreign VIP Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs U.S. Equity Insights Fund
Nomura VIP Asset Strategy
Janus Henderson Research Portfolio
Janus Henderson Balanced Portfolio
MFS® Total Return Series
MFS® Massachusetts Investors Growth Stock
Portfolio
Morgan Stanley VIF Growth Portfolio
PIMCO Global Bond Opportunities Portfolio
(Unhedged)

CATEGORY 3
AVIP BlackRock Advantage International Equity
Portfolio
AVIP Fidelity Institutional AM® Equity Growth
Portfolio
AVIP High Income Bond Portfolio
AVIP AB Mid Cap Core Portfolio
Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II
Fidelity® VIP Mid Cap Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Global Research Portfolio
Lazard Retirement International Equity Portfolio
MFS® Mid Cap Growth Series

CATEGORY 4	AVIP AB Small Cap Portfolio AVIP BlackRock Advantage Small Cap Growth Portfolio Fidelity® VIP Real Estate Portfolio Nomura VIP Natural Resources Nomura VIP Science and Technology	Lazard Retirement Emerging Markets Equity Portfolio MFS® New Discovery Series PIMCO CommodityRealReturn® Strategy Portfolio
GMIB Plus with Annual Reset (2008)
Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account. Any portion that is not allocated to the Fixed Accumulation Account must be allocated in accordance with Option 1 or 2.
Form 8577.1-USP

Option 1 – Select A Single Option
Allocation: 100%
Investment Options:
AVIP Moderately Conservative Model Portfolio
AVIP Balanced Model Portfolio
AVIP Moderate Growth Model Portfolio
AVIP Growth Model Portfolio
Option 2 – Select Multiple Options
Allocations:
	Minimum	Maximum
Category 1 Investment Options	20%	100%
Category 2 Investment Options	0%	80%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%
Investment Options:
CATEGORY 1	AVIP Bond Portfolio AVIP Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio
CATEGORY 2
AVIP AB Relative Value Portfolio
AVIP BlackRock Balanced Allocation Portfolio
AVIP S&P 500® Index Portfolio
AVIP BlackRock Advantage International Equity
Portfolio
AVIP Fidelity Institutional AM® Equity Growth
Portfolio
AVIP BlackRock Advantage Large Cap Value
Portfolio
AVIP Nasdaq-100® Index Portfolio
AVIP BlackRock Advantage Large Cap Core
Portfolio
AVIP BlackRock Advantage Large Cap Growth
Portfolio
AVIP S&P MidCap 400® Index Portfolio
AVIP Constellation Dynamic Risk Balanced
Portfolio
AVIP Constellation Managed Risk Balanced
Portfolio
AVIP Constellation Managed Risk Moderate
Growth Portfolio
AVIP Constellation Managed Risk Growth
Portfolio
AVIP Intech U.S. Low Volatility Portfolio
Invesco V.I. EQV International Equity Fund
BNY Mellon Appreciation Portfolio

Fidelity® VIP Equity-Income PortfolioSM
Franklin Income VIP Fund
Franklin DynaTech VIP Fund
Franklin Allocation VIP Fund
Franklin Templeton Foreign VIP Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs U.S. Equity Insights Fund
Nomura VIP Asset Strategy
Janus Henderson Research Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Balanced Portfolio
Lazard Retirement International Equity Portfolio
MFS® Total Return Series
MFS® Massachusetts Investors Growth Stock
Portfolio
Morgan Stanley VIF Growth Portfolio
PIMCO Global Bond Opportunities Portfolio
(Unhedged)

Form 8577.1-USP

CATEGORY 3	AVIP High Income Bond Portfolio AVIP AB Mid Cap Core Portfolio Federated Hermes Kaufmann Fund II	Fidelity® VIP Mid Cap Portfolio MFS® Mid Cap Growth Series
CATEGORY 4	AVIP AB Small Cap Portfolio AVIP BlackRock Advantage Small Cap Growth Portfolio Fidelity® VIP Real Estate Portfolio Nomura VIP Natural Resources Nomura VIP Science and Technology	Lazard Retirement Emerging Markets Equity Portfolio MFS® New Discovery Series PIMCO CommodityRealReturn® Strategy Portfolio
Form 8577.1-USP

Fixed Options. The following is a list of fixed interest options currently available under the contract. To the extent permitted by the contract, we may change the features of the fixed interest options listed below, offer new fixed interest options, and terminate existing fixed interest options. We will provide you with written notice before doing so. If applicable, depending on the optional benefits you choose, you may not be able to invest in the fixed options listed below.
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1.75%
Enhanced DCA Account	6 or 12 months	1.75%
Form 8577.1-USP

This summary prospectus incorporates by reference the ONcore Lite II Variable Annuity prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
Form 8577.1-USP